Share capital and share based payments - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments (Details)																												12 Months Ended
	Jul. 25, 2025 shares	May 07, 2025 shares	Nov. 13, 2024 shares	Aug. 01, 2024 shares	Jun. 10, 2024 shares	Feb. 15, 2024 shares	Dec. 31, 2023 shares employee € / shares	Dec. 21, 2023 shares	Apr. 14, 2023 shares	Dec. 16, 2022 shares	Dec. 12, 2022 shares	Oct. 03, 2022 shares	Feb. 14, 2022 shares	Oct. 01, 2021 shares	Jul. 22, 2021 shares	Aug. 05, 2020 shares	Jul. 03, 2019 shares	Apr. 29, 2019 shares	Jan. 14, 2019 shares	Apr. 03, 2018 shares	Sep. 20, 2017 shares	Dec. 30, 2016 shares	Oct. 21, 2016 shares	Jul. 01, 2015 shares	Apr. 27, 2015 shares	Jul. 16, 2014 shares	Jul. 17, 2013 shares	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares
Warrants
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																												16,173,374	15,872,874	12,820,670
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												6,448,557	3,632,005	3,057,735
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												5,890,199	4,368,529	3,271,690
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							6,491,245																					3,834,618	7,872,340	6,491,245
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							7,242,172																					4,561,680	8,621,332	7,242,172
BSAAR 2011
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																												650,000	650,000	650,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												25,000	25,000	25,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												625,000	625,000	625,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 2.04																					€ 2.04	€ 2.04	€ 2.04
BSAAR 2012
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																												146,050	146,050	146,050
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												12,250	12,250	12,250
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												133,800	133,800	133,800
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 2.04																					€ 2.04	€ 2.04	€ 2.04
BSAAR 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								1,050,382				1,050,382	1,050,382	1,050,382
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												1,048,442	2,720	2,720
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												1,940	1,940	1,940
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							1,045,722																					0	1,045,722	1,045,722
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							1,045,722																					0	1,045,722	1,045,722
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 7.20																					€ 7.20	€ 7.20	€ 7.20
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																							2,000					2,000	2,000	2,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												550	550	550
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												250	250	250
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							1,200																					1,200	1,200	1,200
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							156,000																					156,000	156,000	156,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																							2,486					2,486	2,486	2,486
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												251	251	251
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												357	187	172
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							2,063																					1,878	2,048	2,063
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							268,190																					244,140	266,240	268,190
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																							50,000					50,000	50,000	50,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												50,000	50,000	50,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGAP Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																							3,000					3,000	3,000	3,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							3,000																					3,000	3,000	3,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							333,000																					333,000	333,000	333,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																						250,000						250,000	250,000	250,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												250,000	250,000	250,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGAP Employees 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																												5,725	5,725	5,725
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												5,725	5,725	5,725
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGAP Management 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																												2,400	2,400	2,400
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												2,400	2,400	2,400
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA Employee 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																				28,556								114,500	114,500	114,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												4,000	4,000	4,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												110,500	110,500	110,500
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA Bonus 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																			90,650									67,028	67,028	67,028
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												469	469	469
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												66,559	66,559	66,559
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGAP Perf Employees 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																												327,500	327,500	327,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												224,375	224,375	224,375
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												103,125	103,125	103,125
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGAP Perf Management 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																												260,000	260,000	260,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												150,000	150,000	150,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												110,000	110,000	110,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																												90,650	90,650	90,650
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												5,000	5,000	5,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												85,650	85,650	85,650
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																		25,000										25,000	25,000	25,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												25,000	25,000	25,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA Bonus 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																	57,376											57,376	57,376	57,376
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												57,376	57,376	57,376
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGAP 2019 Employees 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																												546,700	546,700	546,700
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												375,150	375,150	375,150
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												171,550	171,550	171,550
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																						0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGAP 2019 Management 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																												355,000	355,000	355,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												207,500	207,500	207,500
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												147,500	147,500	147,500
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																						0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA Bonus 2020-1 & 2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																												79,861	79,861	79,861
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												17,885	17,885	17,885
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												61,976	61,976	61,976
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																						0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA Perf Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																769,202												766,650	766,650	766,650
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												681,420	681,420	681,420
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							85,230																					85,230	85,230	85,230
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA Perf Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																710,000												710,000	710,000	710,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												580,000	580,000	580,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							130,000																					130,000	130,000	130,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)															125,748													125,748	125,748	125,748
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												125,748	125,748	125,748
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA Perf Employees 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)														1,066,600														1,066,600	1,066,600	1,066,600
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												454,520	454,520	247,300
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												612,080	612,080	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							819,300																					0	0	819,300
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							819,300																					0	0	819,300
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA Perf Management 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)														610,000														610,000	610,000	610,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												194,000	194,000	130,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												416,000	416,000	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							480,000																					0	0	480,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							480,000																					0	0	480,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA "Plan Epargne Entreprise" 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)													138,960															138,960	138,960	138,960
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												138,960	138,960	138,960
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA Bonus 2022-1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)												128,061																128,061	128,061	128,061
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												128,061	128,061	128,061
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA Perf Employees 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)											1,371,500																	1,371,500	1,371,500	1,371,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												400,000	299,000	198,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												971,500	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							1,173,500																					0	1,072,500	1,173,500
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							1,173,500																					0	1,072,500	1,173,500
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA Perf Management 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)											550,000																	550,000	550,000	550,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												550,000	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							550,000																					0	550,000	550,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							550,000																					0	550,000	550,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA "Plan Epargne Entreprise" 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)									163,293																			163,293	163,293	163,293
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												163,293	163,293	163,293
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA New Members 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																												25,000	25,000	25,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							25,000																					25,000	25,000	25,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							25,000																					25,000	25,000	25,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA Perf Employees 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)								1,403,500																				1,403,500	1,403,500	1,403,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												508,500	129,750	4,500
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							1,399,000																					895,000	1,273,750	1,399,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							1,399,000																					895,000	1,273,750	1,399,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA Perf Management 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)								750,000																				750,000	750,000	750,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												225,000	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							750,000																					525,000	750,000	750,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							750,000																					525,000	750,000	750,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
AGA New Members 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)						25,000																						25,000	25,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												25,000	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	25,000	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																												0	25,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																												€ 0	€ 0
AGA "Plan Epargne Entreprise" 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)					68,744																							68,744	68,744
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												68,744	68,744
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																												0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																												€ 0	€ 0
AGA Perf Management 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)				150,000																								150,000	150,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					150,000	150,000	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																												150,000	150,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																												€ 0	€ 0
AGA employees 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)			370,560																									370,560	370,560
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												93,480	1,800
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					277,080	368,760	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																												277,080	368,760
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																												€ 0	€ 0
AGA Perf Employees 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)			1,162,900																									1,162,900	1,162,900
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												304,000	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					858,900	1,162,900	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																												858,900	1,162,900
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																												€ 0	€ 0
AGA Perf Management 2024-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)			975,000																									975,000	975,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												375,000	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					600,000	975,000	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																												600,000	975,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																												€ 0	€ 0
AGA Management 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)			200,000																									200,000	200,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					200,000	200,000	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																												200,000	200,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																												€ 0	€ 0
AGA employees 2025-01
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)		220,500																										220,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												56,200
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																												164,300
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																												€ 0
Stock Options 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																												102,000	102,000	102,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												102,000	102,000	102,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 0																					€ 0	€ 0	€ 0
Stock Options 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																												100,000	100,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												100,000	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																												0	100,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																												0	100,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																												€ 2.18	€ 2.18
BSA 2011-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																												225,000	225,000	225,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												25,000	25,000	25,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												200,000	200,000	200,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 1.77																					€ 1.77	€ 1.77	€ 1.77
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																											237,500	237,500	237,500	237,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												12,500	12,500	12,500
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												225,000	225,000	225,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 2.36																					€ 2.36	€ 2.36	€ 2.36
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																										150,000		150,000	150,000	150,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												75,000	75,000	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												75,000	75,000	75,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							75,000																					0	0	75,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							75,000																					0	0	75,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 8.65																					€ 8.65	€ 8.65	€ 8.65
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																									70,000			70,000	70,000	70,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												70,000	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							70,000																					0	70,000	70,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							70,000																					0	70,000	70,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 9.59																					€ 9.59	€ 9.59	€ 9.59
BSA 2015-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								14,200				14,200	14,200	14,200
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												14,200	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							14,200																					0	14,200	14,200
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							14,200																					0	14,200	14,200
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 14.05																					€ 14.05	€ 14.05	€ 14.05
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																					37,000							37,000	37,000	37,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							37,000																					37,000	37,000	37,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							37,000																					37,000	37,000	37,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 11.00																					€ 11.00	€ 11.00	€ 11.00
BSA 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)										40,000																		40,000	40,000	40,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												31,740	31,740	31,740
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							8,260																					8,260	8,260	8,260
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							8,260																					8,260	8,260	8,260
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 2.31																					€ 2.31	€ 2.31	€ 2.31
BSA 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)										50,000																		50,000	50,000	50,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												12,000	12,000	12,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							38,000																					38,000	38,000	38,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							38,000																					38,000	38,000	38,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares							€ 2.26																					€ 2.26	€ 2.26	€ 2.26
BSA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	80,000																											80,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																												30,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																												0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							0																					50,000	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)							0																					50,000	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																												€ 1.62